Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	MODERNA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38753
Entity Tax Identification Number	81-3467528
Entity Address, Address Line One	325 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	714-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MRNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001682852
Amendment Flag	false